Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 26,988,754	₩ 24,366,792
Total equity	8,770,544	11,319,227	₩ 14,762,501	₩ 12,731,428
Cash and deposits in banks	3,163,493	3,547,256
Borrowings (including bonds)	₩ 16,529,129	₩ 14,991,410
Total liabilities to equity ratio	308.00%	215.00%
Net borrowings to equity ratio	152.00%	101.00%